This amended Form N-CEN filing replaces the registrant's Form
N-CEN, as previously filed under accession number
0001752724-20-183270.This Form N-CEN/A includes
revised responses to Item  C.20.c.i.

Amendments being filed to either correct information previously filed or include information not previously filed.
No material differences were noted.